CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - Subsequent Event [Member]	Oct. 09, 2017
Reverse stock split description	1-for-10 reverse stock split
Reverse stock split, conversion ratio	0.1